Employee Benefits (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Net defined benefit liability (asset)	€ 188.4
Service cost	2.8
Net interest expense	1.8
Actuarial loss on pension scheme valuations	9.0
Benefits paid	(3.8)
Foreign exchange differences on translation	(3.3)
Net defined benefit liability (asset)	€ 194.9
Germany | Foreign defined benefit plan
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	0.00%	1.95%